Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 34,977	$ 33,554
Less: accumulated depreciation and amortization	(31,530)	(27,399)
Total property and equipment, net	3,447	6,155
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	20,946	20,571
Software and voice recordings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	9,420	8,687
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	3,850	3,567
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 761	$ 729